CASH AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND BORROWINGS
Schedule of net debt

	2018	2017
	$ million	$ million
Bank overdrafts, borrowings and loans due within one year	164	27
Long-term bank borrowings	304	300
Private placement notes	997	1,123
Borrowings	1,465	1,450
Cash at bank	(365)	(169)
Credit/(debit) balance on derivatives – currency swaps	1	(2)
Credit balance on derivatives – interest rate swaps	3	2
Net debt	1,104	1,281

Schedule of borrowings repayable

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2018
Bank loans	7	–	–	304	–	–	311
Bank overdrafts	32	–	–	–	–	–	32
Private placement notes	125	–	262	125	105	505	1,122
	164	–	262	429	105	505	1,465
At 31 December 2017
Bank loans	13	–	300	–	–	–	313
Bank overdrafts	14	–	–	–	–	–	14
Private placement notes	–	124	–	264	125	610	1,123
	27	124	300	264	125	610	1,450

Schedule of committed facility

Facility	Date due
$80 million 2.47% Senior Notes	November 2019
$45 million Floating Rate Senior Notes	November 2019
$75 million 3.23% Senior Notes	January 2021
$190 million 2.97% Senior Notes	November 2021
$75 million 3.46% Senior Notes	January 2022
€265 million bilateral, term loan facility	April 2022
$50 million 3.15% Senior Notes	November 2022
$1.0 billion syndicated, revolving credit facility	June 2023
$105 million 3.26% Senior Notes	November 2023
$100 million 3.89% Senior Notes	January 2024
$305 million 3.36% Senior Notes	November 2024
$25 million Floating Rate Senior Notes	November 2024
$75 million 3.99% Senior Notes	January 2026

Schedule of year end financial liabilities by contractual maturity

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2018
Non-derivative financial liabilities:
Bank overdrafts and loans	39	–	304	–	343
Trade and other payables	854	1	1	2	858
Private placement notes	164	35	571	522	1,292
Acquisition consideration	78	21	25	3	127
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,394	–	–	–	2,394
Currency swaps/forward foreign exchange contracts – inflow	(2,393)	–	–	–	(2,393)
	1,136	57	901	527	2,621
At 31 December 2017
Non-derivative financial liabilities:
Bank overdrafts and loans	27	–	300	–	327
Trade and other payables	873	1	1	2	877
Private placement notes	36	161	476	647	1,320
Acquisition consideration	36	50	69	5	160
Derivative financial liabilities:
Currency swaps/forward foreign exchange contracts – outflow	2,737	–	–	–	2,737
Currency swaps/forward foreign exchange contracts – inflow	(2,739)	–	–	–	(2,739)
	970	212	846	654	2,682